      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 27, 2010

                                                             FILE NO. 333-148570

                                                                       811-04972

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 6                                /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 368                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 27, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 6, by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-148570), as filed on May 3, 2010.

A Supplement to the Prospectus, dated May 27, 2010, is included in Part A of this Post-Effective Amendment No. 6.

                                     PART A

       SUPPLEMENT DATED MAY 27, 2010 TO YOUR PROSPECTUS DATED MAY 3, 2010

FUND ADDITIONS:

EFFECTIVE JULY 15, 2010, THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE ANNUAL FUND OPERATING TABLE:"

                                                    DISTRIBUTION
                                                       AND/OR                               ACQUIRED
                                                       SERVICE                              FUND FEES
                                  MANAGEMENT           (12B-1)             OTHER               AND
UNDERLYING FUND:                      FEE               FEES*            EXPENSES           EXPENSES
---------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
FUNDS
 Wells Fargo Advantage VT
  Core Equity Fund                     0.55%              0.00%              0.22%              0.00%
 Wells Fargo Advantage VT
  International Core Fund              0.75%              0.00%              0.20%              0.01%
 Wells Fargo Advantage VT
  Omega Growth Fund                    0.55%              0.00%              0.24%              0.00%
 Wells Fargo Advantage VT
  Small Cap Growth Fund                0.75%              0.00%              0.20%              0.01%
 Wells Fargo Advantage VT
  Small Cap Value Fund                 0.75%              0.00%              0.27%              0.01%

                                                      CONTRACTUAL         MASTER FUND
                                     TOTAL            FEE WAIVER             TOTAL              NET TOTAL
                                    ANNUAL              AND/OR              ANNUAL                ANNUAL
                                   OPERATING            EXPENSE            OPERATING            OPERATING
UNDERLYING FUND:                   EXPENSES          REIMBURSEMENT         EXPENSES              EXPENSES
-----------------------------  ---------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
FUNDS
 Wells Fargo Advantage VT
  Core Equity Fund                     0.77%               0.02%               N/A                0.75%(a)(b)(c)
 Wells Fargo Advantage VT
  International Core Fund              0.96%               0.26%               N/A                0.70%(a)(b)(c)
 Wells Fargo Advantage VT
  Omega Growth Fund                    0.79%               0.04%               N/A                0.75%(a)(b)(c)
 Wells Fargo Advantage VT
  Small Cap Growth Fund                0.96%               0.00%               N/A                0.96%(a)(b)(c)
 Wells Fargo Advantage VT
  Small Cap Value Fund                 1.03%               0.13%               N/A                0.90%(a)(b)(c)

(a)  Includes expenses payable to affiliates of Wells Fargo & Company.

(b) The Total Annual Fund Operating Expenses (Before Waiver) shown assume each Merger is consummated.

(c) Funds Management has contractually agreed for three years after the closing of the Merger occurring on or about 7/16/2010 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

THE FOLLOWING INFORMATION IS ADDED TO APPENDIX C.II UNDER WELLS FARGO VARIABLE TRUST FUNDS:

            FUNDING OPTION                      INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT Core Equity    Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC.
  Fund                                                                                Sub-advised by Wells Capital Management
 Wells Fargo Advantage VT International  Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC.
  Core Fund                                                                           Sub-advised by Wells Capital Management
 Wells Fargo Advantage VT Omega Growth   Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC.
  Fund                                                                                Sub-advised by Wells Capital Management
 Wells Fargo Advantage VT Small Cap      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC.
  Growth Fund                                                                         Sub-advised by Wells Capital Management
 Wells Fargo Advantage VT Small Cap      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC.
  Value Fund                                                                          Sub-advised by Wells Capital Management

THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE ACCUMULATION UNIT VALUES TABLE:

There is no information for Wells Fargo Advantage VT Core Equity Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund or Wells Fargo Advantage VT Small Cap Value Fund Sub-Accounts because as of December 31, 2009, the Sub-Accounts had not commenced operations.

REORGANIZATION

The Evergreen Funds' Boards of Trustees has approved the reorganization of the Merging Funds in the Acquiring Funds listed in the table below:

                        MERGING FUND                                                     ACQUIRING FUND
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fundamental Large Cap Fund                        Wells Fargo Advantage VT Core Equity Fund
Evergreen VA Growth Fund                                       Wells Fargo Advantage VT Small Cap Growth Fund
Evergreen VA International Equity Fund                         Wells Fargo Advantage VT International Core Fund
Evergreen VA Omega Fund                                        Wells Fargo Advantage VT Omega Growth Fund
Evergreen VA Special Values Fund                               Wells Fargo Advantage VT Small Cap Value Fund

Subject to shareholder approval, all assets of the Merging Fund will be transferred into the Acquiring Fund. Shareholders of the Merging Fund will receive shares of Acquiring Fund. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about July 16, 2010.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Merging Fund Sub-Account, including program trades, on or after the close of business on July 15, 2010. As a result of the reorganization, if any of your Contract Value is currently invested in the Merging Fund Sub-Account, that Contract Value will be merged into the Acquiring Fund Sub-Account. If any portion of your future Premium Payments is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about July 16, 2010, any transaction that includes an allocation to the Merging Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account. Effective as of the close of business on or about July 16, 2010, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Merging Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account.

In the event that the proposed reorganization is approved, effective as of the close of business on or about July 16, 2010, all references and information contained in the prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

FUND NAME CHANGE:

Effective on or about the close of business on July 16, 2010, the Wells Fargo Advantage VT International Core Fund will be renamed the Wells Fargo Advantage VT International Equity Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8029

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(3)
       (3)    (b) Form of Dealer Agreement.(1)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(2)
       (5)    Form of Application.(2)
       (6)    (a) Articles of Incorporation of Hartford.(3)
       (6)    (b) Bylaws of Hartford.(3)
       (7)    Form of Reinsurance Agreement.(3)
       (8)    Form of Participation Agreement.(1)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial Registration Statement File No. 333-148561 filed on January 9, 2008.

(2) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-148564, filed on July 21, 2008.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-148564, filed on February 9, 2009.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Tom Bartell                         Assistant Vice President
Scott Bredikis                      Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Elizabeth A. Caswell                Assistant Vice President
Karen Chamberlain                   Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
James Cubanski                      Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Joseph G. Eck                       Vice President
Susan L. Fiengo                     Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer and Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Assistant Vice President, Actuary
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Vice President, Actuary
George F. Jennings                  Associate Actuary
Thomas D. Jones                     Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
David N. Levenson                   Executive Vice President
Alice Longworth                     Assistant Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti, Jr.                 Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Senior Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Mark M. Socha                       Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Jane Wolak                          Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-148564 filed May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2010, there were 95,700 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena(1)                 Senior Vice President/Business Line Principal and Director
Diana Benken(1)                 Chief Financial Officer and Controller/FINOP
Christopher S. Conner(2)        AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Kevin M. Connor(2)              Director
James Davey(1)                  Chairman of the Board and Director
John N. Giamalis(3)             Treasurer
Kathleen B. Kavanaugh(2)        Vice President/Marketing
Kenneth A. McCullum(1)          Senior Vice President
Vernon Meyer(1)                 Senior Vice President
Peter J. Michalik(1)            Vice President/Operations
Jamie Ohl(1)                    Chief Executive Officer, President and Director
Mark A. Sides(4)                Chief Legal Officer and Secretary
Keith D. Sloane(1)              Senior Vice President
Martin A. Swanson(1)            Vice President/Marketing
Diane Tatelman(1)               Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 7755 3rd Street North, Oakdale MN 55128

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 27th day of May, 2010.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       Chief Executive Officer, President          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer, Executive
 Vice President, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
 Senior Vice President
John C. Walters, Chief Executive Officer,
 President, Chairman of the Board, Director*             *By:     /s/ Richard J. Wirth
                                                                  ---------------------------------------------
Gregory McGreevey, Executive Vice President &                     Richard J. Wirth
 Chief Investment Officer, Director*                              Attorney-in-Fact
                                                         Date:    May 27, 2010

333-148570

                                 EXHIBIT INDEX

     (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel
    (10)  Consent of Deloitte & Touche LLP.
    (99)  Power of Attorney